Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Net loss for the period	$ (132,036)	$ (155,555)
Weighted average shares outstanding – basic	293,239	293,133
Effect of stock options and other equity compensation plans	0	0
Weighted average shares outstanding – diluted	293,239	293,133